UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                  Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2011

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  	[  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    del Rey Global Investors, LLC
Address: 6701 Center Drive West
         Suite 655
         Los Angeles, CA  90045

13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Gerald W. Wheeler
Title:     Chief Compliance Officer
Phone:     310-649-1233

Signature, Place, and Date of Signing:

   /s/ Gerald W. Wheeler  Los Angeles, CA  August 12, 2011


Report Type (Check only one.):

[ X ]         13F HOLDINGS REPORT.

[   ]         13F NOTICE.

[   ]         13F COMBINATION REPORT.





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                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         1

Form13F Information Table Entry Total:     8

Form13F Information Table Value Total:     $ 87,079.48 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.


1.  028-01190 Frank Russell Company


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						FORM 13F INFORMATION TABLE
					       del Rey Global Investors, LLC
						 AS OF June 30, 2011


	COLUMN 1	        COLUMN 2     COLUMN 3  COLUMN 4	  COLUMN 5	   COLUMN 6   COLUMN 7        COLUMN 8

						        VALUE     SHRS OR   SH/ PUT/ INVETMNT OTHER	  VOTING AUTHORITY
  NAME OF ISSUER	   TITLE OF CLASS     CUSIP    (x$1000)   PRN AMT   PRN CALL DISCRTN  MGRS   SOLE    SHARED     NONE

BARRICK GOLD CORP	Com	       067901108	14,188   313,278    SH		Sole	1	 84379	0	228899
KINROSS GOLD CORP	Com	       496902404	 3,947	 249,850    SH		Sole	1	 84000	0	165850
MAGNA INTL INC	        Com	       559222401	   599	  11,094    SH		Sole	1	 11094	0	     0
NEWMONT MINING CORP	Com	       651639106	31,034   575,033    SH		Sole	1	375241	0	199792
NEXEN INC	        Com	       65334H102	 7,691	 341,832    SH		Sole	1	112150	0	229682
ROYAL DUTCH SHELL PLC	ADR	       780259107	10,648	 149,704    SH		Sole	1	149704	0	     0
SK TELECOM LTD	        ADR	       78440P108	11,327   605,729    SH		Sole	1       412008	0	193721
SUNCOR ENERGY INC NEW	Com	       867224107	 7,642	 195,464    SH		Sole	1	 63296	0	132168



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